SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.    5        (File No. 333-00041)      [X]
                                    ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.      6         (File No. 811-07475)                  [X]
                        ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 1
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                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                               12203
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(Address of Depositor's Principal Executive Offices)               (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately  upon filing  pursuant to paragraph (b) of Rule 485
     [X]   on May  1, 2000  pursuant  to  paragraph  (b) of Rule 485
     [ ]   60 days  after  filing pursuant to paragraph (a)(1) of Rule 485
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
MAY 1, 2000

PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY
GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.

ACL VARIABLE ANNUITY ACCOUNT 1

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
       20 Madison Avenue Extension
       Albany, NY 12203
       (518) 452-4150 (Albany area)
       (800) 633-3565

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- American Express-Registered Trademark- Variable Portfolio Funds,

- American Century Variable Portfolios, Inc.,

- INVESCO Variable Investment Funds, Inc.,

- Janus Aspen Series: Institutional Shares, and

- Warburg Pincus Trust -- Global Post-Venture Capital Portfolio

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CERTIFICATE IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CERTIFICATE INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

KEY TERMS....................................     3
THE CERTIFICATE IN BRIEF.....................     4
EXPENSE SUMMARY..............................     6
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................     8
FINANCIAL STATEMENTS.........................     9
PERFORMANCE INFORMATION......................    10
THE VARIABLE ACCOUNT AND THE FUNDS...........    11
THE FIXED ACCOUNT............................    13
BUYING YOUR CERTIFICATE......................    13
CHARGES......................................    15
VALUING YOUR INVESTMENT......................    16
MAKING THE MOST OF YOUR CERTIFICATE..........    17
SURRENDERS...................................    19
CHANGING OWNERSHIP...........................    20
BENEFITS IN CASE OF DEATH....................    20
THE ANNUITY PAYOUT PERIOD....................    22
TAXES........................................    23
VOTING RIGHTS................................    25
SUBSTITUTION OF INVESTMENTS..................    25
ABOUT THE SERVICE PROVIDERS..................    26
YEAR 2000....................................    27
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.....................    28

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2      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your certificate. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the certificate is in force and before annuity payouts begin.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the certificate's benefits.

QUALIFIED ANNUITY: A certificate that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is already tax-deferred.

All other certificates are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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                                                     PROSPECTUS -- MAY 1, 2000 3

THE CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or subaccount under the certificate. These accounts, in turn, may earn returns that increase the value of the certificate. Beginning at a specified time in the future called the retirement date, the certificate provides lifetime or other forms of payouts of your certificate value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. However the certificate has features other than tax-deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your certificate for a full refund within 30 days after you receive it. You must invest the portion of the purchase payment you allocate to the variable account in the AXP(SM) Variable Portfolio -- Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the certificate issue date.)

If you choose not to keep your certificate, return it to us within the free look period. We will cancel the certificate and we promptly will refund the greater of (1) your purchase payment without investment earnings, or (2) your certificate value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CERTIFICATE: You can purchase a certificate by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. (p. 13)

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month or more or other payment plan acceptable to us.

- Minimum additional purchase payment -- $100.

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000.

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the accounts. (p. 18)

SURRENDERS: You may surrender all or part of your certificate value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 19)

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4      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 20)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p. 20)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 21)

TAXES: Generally, your certificate grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 22)

CHARGES: We access certain charges in connection with your certificate:

- $30 annual administrative charge;

- 1.00% mortality and expense risk fee (if you allocate money to one or more subaccounts); and

- the operating expenses of the funds in which the subaccounts invest.

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                                                     PROSPECTUS -- MAY 1, 2000 5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your certificate.

You pay no sales charge when you purchase your certificate. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund's prospectuses for more information on the operating expenses for each fund.

ANNUAL CERTIFICATE OWNERS EXPENSES

SURRENDER CHARGE                 0%

CERTIFICATE ADMINISTRATIVE CHARGE*
                               $30

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value):

MORTALITY AND EXPENSE RISK FEE   1%

*We will waive this charge when purchase payments less partial surrenders is at least $10,000.

 ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)
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
                                MANAGEMENT  12B-1   OTHER
                                   FEES     FEES   EXPENSES   TOTAL
AXP(SM) Variable Portfolio -
    Bond Fund                        .60%    .13       .08     .81%(1)
    Capital Resource Fund            .60%    .13       .06     .79%(1)
    Cash Management Fund             .51%    .13       .05     .69%(1)
    International Fund               .83%    .13       .11    1.07%(1)
    Managed Fund                     .59%    .13       .04     .76%(1)
    Strategy Aggressive Fund         .60%    .13       .07     .80%(1)
American Century VP
    Capital Appreciation            1.00%     --        --    1.00%(2)
    Value                           1.00%     --        --    1.00%(2)
INVESCO VIF
    Equity Income Fund               .75%     --       .44    1.19%(3)
Janus Aspen Series
    Growth Portfolio:
      Institutional Shares           .65%     --       .02     .67%(4)
    Worldwide Growth
      Portfolio: Institutional
      Shares                         .65%     --       .05     .70%(4)
Warburg Pincus Trust -
    Global Post-Venture
      Capital Portfolio             1.25%     --       .15    1.40%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.
(2) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
(3) Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.
(4) Expenses are based upon expenses for the fiscal year ended Dec. 31, 1999, restated to reflect a reduction in the management fee for Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.
(5) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratio before the waivers and reimbursements would have been 1.58% for Warburg Pincus Global Post-Venture Capital Portfolio.

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6      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(SM) Variable Portfolio -
    Bond Fund                   $19.08  $59.01   $101.46  $219.61
    Capital Resource Fund        18.87   58.39    100.41   217.46
    Cash Management Fund         17.85   55.28     95.15   206.62
    International Fund           21.74   67.08    115.02   247.24
    Managed Fund                 18.56   57.46     98.84   214.22
    Strategy Aggressive Fund     18.97   58.70    100.94   218.53
American Century VP
    Capital Appreciation         21.02   64.91    111.38   239.87
    Value                        21.02   64.91    111.38   239.87
INVESCO VIF
    Equity Income Fund           22.97   70.79    121.23   259.75
Janus Aspen Series
    Growth Portfolio:
      Institutional Shares       17.64   54.65     94.10   204.44
    Worldwide Growth
      Portfolio: Institutional
      Shares                     17.95   55.59     95.68   207.71
Warburg Pincus Trust -
    Global Post-Venture
      Capital Portfolio          25.12   77.26    132.02   281.30

  * In this example, the $30 administrative charge is approximated as a 0.051% charge based on our average certificate size. We entered into certain arrangement under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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                                                     PROSPECTUS -- MAY 1, 2000 7

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,    1999       1998       1997       1996
---------------------------------------------------------------

SUBACCOUNT DSI(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO - BOND FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.07      $1.06      $0.99      $1.00
Accumulation unit
  value at end of
  period                 $1.07      $1.07      $1.06      $0.99
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             19         21         15         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DCR(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.48      $1.20      $0.98      $1.00
Accumulation unit
  value at end of
  period                 $1.81      $1.48      $1.20      $0.98
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             82         50         23         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DMS(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.08      $1.04      $1.00      $1.00
Accumulation unit
  value at end of
  period                 $1.12      $1.08      $1.04      $1.00
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             46        170        189         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
Simple yield(2)           5.01%      3.68%      4.12%        --
Compound yield(2)         5.14%      3.75%      4.20%        --
---------------------------------------------------------------

SUBACCOUNT DIE(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.17      $1.03      $1.01      $1.00
Accumulation unit
  value at end of
  period                 $1.69      $1.17      $1.03      $1.01
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             11         15         14         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DMG(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO - MANAGED FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.34      $1.17      $0.99      $1.00
Accumulation unit
  value at end of
  period                 $1.53      $1.34      $1.17      $0.99
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             69         63         44         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DAG(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.13      $1.11      $1.00      $1.00
Accumulation unit
  value at end of
  period                 $1.91      $1.13      $1.11      $1.00
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             58         65         42         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

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8      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

YEAR ENDED DEC. 31,    1999       1998       1997       1996
---------------------------------------------------------------

SUBACCOUNT DGR(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP
CAPITAL APPRECIATION)
Accumulation unit
  value at
  beginning of
  period                 $0.90      $0.93      $0.97      $1.00
Accumulation unit
  value at end of
  period                 $1.46      $0.90      $0.93      $0.97
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             49         51         42         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP
VALUE)
Accumulation unit
  value at
  beginning of
  period                 $1.31      $1.27      $1.01      $1.00
Accumulation unit
  value at end of
  period                 $1.29      $1.31      $1.27      $1.01
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             53         50         33         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DII(3) (INVESTING IN SHARES OF INVESCO VIF - EQUITY
INCOME FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.44      $1.26      $1.00      $1.00
Accumulation unit
  value at end of
  period                 $1.64      $1.44      $1.26      $1.00
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            194        221        155         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DSG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES
GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit
  value at
  beginning of
  period                 $1.63      $1.21      $1.00      $1.00
Accumulation unit
  value at end of
  period                 $2.32      $1.63      $1.21      $1.00
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            472        352        230         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES
WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit
  value at
  beginning of
  period                 $1.56      $1.22      $1.00      $1.00
Accumulation unit
  value at end of
  period                 $2.54      $1.56      $1.22      $1.00
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            462        339        252         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

SUBACCOUNT DVC(3) (INVESTING IN SHARES OF WARBURG PINCUS TRUST
- GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.16      $1.10      $0.98      $1.00
Accumulation unit
  value at end of
  period                 $1.87      $1.16      $1.10      $0.98
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             67         75         65         --
Ratio of operating
  expense to
  average net
  assets                  1.00%      1.00%      1.00%        --
---------------------------------------------------------------

(1) Operations commenced on Dec. 9, 1996. The subaccounts had no activity in this period.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Dec. 10, 1996. The subaccounts had no activity in this period.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 9

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the certificate existed at that time which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Total return figures reflect deduction of all applicable charges, including:

- administrative charge, and

- mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

10      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT  INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISOR OR MANAGER
   DSI      AXP(SM) Variable Portfolio - Bond    Objective: high level of current income   IDS Life, investment manager; AEFC
            Fund                                 while conserving the value of the         investment advisor.
                                                 investment and continuing a high level
                                                 of income for the longest time period.
                                                 Invests primarily in bonds and other
                                                 debt-obligations.
   DCR      AXP(SM) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            Capital Resource Fund                primarily in U.S. common stocks and       investment advisor.
                                                 other securities convertible into common
                                                 stocks.
   DMS      AXP(SM) Variable Portfolio - Cash    Objective: maximum current income         IDS Life, investment manager; AEFC
            Management Fund                      consistent with liquidity and             investment advisor.
                                                 conservation of capital. Invests in
                                                 money market securities.
   DIE      AXP(SM) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            International Fund                   primarily in common stock or convertible  investment advisor. American Express securities of foreign issuers that offer  Asset Management International, Inc., a
                                                 growth potential.                         wholly-owned subsidiary of AEFC, is the
                                                                                           sub-investment advisor.
   DMG      AXP(SM) Variable Portfolio -         Objective: maximum total investment       IDS Life, investment manager; AEFC
            Managed Fund                         return through a combination of capital   investment advisor.
                                                 growth and current income. Invests
                                                 primarily in a combination of common and
                                                 preferred stocks, convertible
                                                 securities, bonds and other debt
                                                 securities.
   DAG      AXP(SM) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            Strategy Aggressive Fund             primarily in common stocks of small-and   investment advisor.
                                                 medium-size companies.
   DGR      American Century VP Capital          Objective: capital growth. Invests        American Century Investment
            Appreciation                         primarily in common stocks that are       Management, Inc.
                                                 considered by management to have
                                                 better-than-average prospects for
                                                 appreciation.
   DVL      American Century VP Value            Objective: long-term capital growth,      American Century Investment
                                                 with income as a secondary objective.     Management, Inc.
                                                 Invests primarily in securities that
                                                 management believes to be undervalued at
                                                 the time of purchase.
   DII      Invesco VIF - Equity Income Fund     Objective: high current income, with      INVESCO Funds Group, Inc.
                                                 growth of capital as a secondary
                                                 objective. The Fund normally invests at
                                                 least 65% of its assets in
                                                 dividend-paying common and preferred
                                                 stocks, although in recent years that
                                                 percentage has been somewhat higher.
                                                 Stocks held by the Fund generally are
                                                 expected to produce a relatively high
                                                 level of income and a consistent, stable
                                                 return. Although it focuses on the
                                                 stocks of larger companies with a strong
                                                 record of paying dividends, the Fund
                                                 also may invest in companies that have
                                                 not paid regular dividends. The Fund's
                                                 equity investments are limited to stocks
                                                 that can be traded easily in the United
                                                 States; it may, however, invest in
                                                 foreign securities in the form of
                                                 American Depository Receipts (ADRs). The
                                                 rest of the Fund's assets are invested
                                                 in debt securities, generally corporate
                                                 bonds that are rated investment grade or
                                                 better. The Fund also may invest up to
                                                 15% of its assets in lower-grade debt
                                                 securities commonly known as "junk
                                                 bonds," which generally offer higher
                                                 interest rates, but are riskier
                                                 investment grade securities.
   DSG      Janus Aspen Series Growth            Objective: long-term growth of capital    Janus Capital Corporation
            Portfolio: Institutional Shares      in a manner consistent with the
                                                 preservation of capital. Invests
                                                 primarily in common stocks, with an
                                                 emphasis on companies with larger market
                                                 capitalizations.
   DWG      Janus Aspen Series Worldwide Growth  Objective: long-term growth of capital    Janus Capital Corporation
            Portfolio: Institutional Shares      in a manner consistent with the
                                                 preservation of capital. Invests
                                                 primarily in common stocks of foreign
                                                 and domestic issuers.
   DVC      Warburg Pincus Trust -               Objective: long-term growth of capital.   Credit Suisse Asset Management, LLC
            Global Post-Venture Capital          Invests primarily in equity securities
            Portfolio                            of U.S. and foreign issuers in their
                                                 post-venture capital stage of
                                                 development.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectus for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Dec. 1, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the certificates are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the certificate owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the certificate as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------

12      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors, including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CERTIFICATE

Your sales representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a certificate. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE ANNUITY START DATE
Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

- no earlier than the 60th day after the annuity's effective date; and

- no later than the annuitant's 85th birthday.

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

- for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this certificate, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

BENEFICIARY
If death benefits become payable before the annuity start date while the certificate is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled         If paying by any other method:
  payment plan:
  $100 per month                                      $2,000 initial payment for nonqualified
                                                      annuities
  $50 biweekly                                        $1,000 initial payment for qualified annuities
                                                      $100 for any additional payments

Installments must total at least $1,000 in the first year.

 * If you do not make any purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS**
For the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

For the first year:                                 For each subsequent year:
  $1,000,000 up to age 75                             $50,000
  $500,000 for ages 76 to 85

** These limits apply in total to all American Centurion Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER
--------------------------------------------------------------------------------

Send your check along with your name and certificate number to:

REGULAR MAIL:
American Centurion Life Assurance Company
Box 5550
Albany, NY 12205

EXPRESS MAIL:
American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

--------------------------------------------------------------------------------

14      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

 2 BY SCHEDULED PAYMENT PLAN
--------------------------------------------------------------------------------

Through:

- a bank authorization.

 3 OTHER
--------------------------------------------------------------------------------

- wire transfer; or

- other method acceptable to us.

CHARGES

ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge amoung the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value.

We will waive this charge for any certificate year where:

- the total purchase payments (less partial surrenders) on the current certificate anniversary is $10,000 or more, or

- a death benefit is payable, or

- you surrender the certificate in full.

This charge does not apply after annuity payouts begin.

We reserve the right to impose the administrative charge on all certificates, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15

OTHER INFORMATION ON CHARGES
There is no surrender charge if you take a total or a partial surrender from your certificate.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out, and

- minus any prorated administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

--------------------------------------------------------------------------------

16      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders; and/or

- prorated portions of the administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- mutual fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                           AMOUNT   ACCUMULATION  NUMBER OF UNITS
                             MONTH        INVESTED   UNIT VALUE      PURCHASED
By investing an             Jan             $100        $20               5.00
equal number of             Feb              100         18               5.56
dollars each month...       Mar              100         17               5.88

you automatically           Apr              100         15               6.67
buy more units              May              100         16               6.25
when the per unit           Jun              100         18               5.56
market price is low...      Jul              100         17               5.88

and fewer units             Aug              100         19               5.26
when the per unit           Sept             100         21               4.76
market price is high.       Oct              100         20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office. Some restrictions may apply.

TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all certificate owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other certificate owners. For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- You may transfer certificate values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

- The amount transferred to any one account must be at least $100.

- If you make more than twelve transfers in a certificate year, we will charge $25 for each transfer in excess of twelve.

- We reserve the right to limit the number of transfers to twelve per certificate year.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER
--------------------------------------------------------------------------------

Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

REGULAR MAIL:
American Centurion Life Assurance Company
P.O. Box 5550
Albany, NY 12205

EXPRESS MAIL:
American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:    $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:    Certificate value

--------------------------------------------------------------------------------

18      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
--------------------------------------------------------------------------------
You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers and automated partial surrenders are subject to all of the certificate provisions and terms, including transfer of certificate values between accounts. Automated surrenders may be restricted by applicable law under some certificates.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:
                      $100

 3 BY PHONE
--------------------------------------------------------------------------------

Call between 8 a.m. and 6 p.m. Central time
1-800-633-3565

MINIMUM AMOUNT
Transfers or surrenders:
                      $100 or entire account balance

MAXIMUM AMOUNT
Transfers:            Certificate value

Surrenders:           $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay IRS taxes and penalties (see "Taxes"). You can make surrenders after annuity payouts begin.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you.

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the certificate is in force, we will pay the beneficiary the greater of:

- the certificate value; or

- purchase payments, minus any partial surrenders.

--------------------------------------------------------------------------------

20      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the annuity start date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the certificate as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 21

THE ANNUITY PAYOUT PERIOD

As owner of the certificate, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the certificate value on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex; and

- the annuity table in the certificate.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Certificate -- Transfer policies."

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

--------------------------------------------------------------------------------

22      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your certificate and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any value increase in the fixed account and/or sub accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified certificate when you take distributions from any one of those certificates.

QUALIFIED ANNUITIES: Your certificate may be used to find a tax-deferred retirement plan that is already tax-deferred under the Code. The certificate will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the certificate.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your certificate with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

SURRENDERS: If you surrender part or all of your certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your certificate before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a certificate is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your certificate before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your certificate before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be

--------------------------------------------------------------------------------

24      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY
subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.

TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change,

- the existing funds become unavailable, or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the certificate, we have the right to substitute funds other than those currently listed in this prospectus.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

We may also:

- change the funds in which the subaccounts invest, and

- make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the certificate and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the contracts. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

ISSUER
American Centurion Life issues the certificate. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Centurion Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Centurion Life is a named defendant in one of these suits, Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

American Centurion Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which American Centurion Life is a defendant, will have a material adverse effect on our financial condition.

--------------------------------------------------------------------------------

26      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the variable account. All of the major systems used by American Centurion Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Centurion Life and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Centurion Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Centurion Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Centurion Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information.......... ...........     3
Calculating Annuity Payouts..................     6
Rating Agencies..............................     6
Principal Underwriter........................     6
Independent Auditors.........................     6
Financial Statements

--------------------------------------------------------------------------------

28      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ /  Privileged Assets-Registered Trademark- Select Annuity

/ /  American Express Variable Portfolio Funds

/ /  American Century Variable Portfolios, Inc.

/ /  INVESCO Variable Investment Funds, Inc.

/ /  Janus Aspen Series

/ /  Warburg Pincus Trust -- Global Post-Venture Capital Portfolio

MAIL YOUR REQUEST TO:
American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

WE WILL MAIL YOUR REQUEST TO:

Your name
------------------------------------------------------------------------------------------

Address
------------------------------------------------------------------------------------------

City ------------                       State ------------        Zip ------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                      for

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 1

                                   May 1, 2000

ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY  12203
518-452-4150 (Albany area)
800-633-3565

                                TABLE OF CONTENTS

Performance Information..............................................p. 3

Calculating Annuity Payouts..........................................p. 6

Rating Agencies......................................................p. 6

Principal Underwriter................................................p. 7

Independent Auditors.................................................p. 7

Financial Statements

PERFORMANCE INFORMATION
-----------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the certificate over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                                   P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the certificate existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Periods Ending Dec. 31, 1999


                                                           Performance since
                                                          commencement of the                    Performance since
                                                              subaccount                    commencement of the Fund**

                                                                      Since                                            Since
Subaccount      Investing In:                           1 Year     commencement    1 Year     5 Years   10 Years   commencement

                  AXPSM VARIABLE PORTFOLIO                                                                                 %
  DSI             Bond Fund (12/96; 10/81)*             0.69%         4.42%         0.69%      6.94%      7.10%         9.62%
  DCR             Capital Resource Fund (12/96;        22.52         19.03         22.52      20.15      14.36         14.83
                  10/81)
  DMS             Cash Management Fund (12/96; 10/81)   3.69          3.98          3.69       4.07       3.86          5.53
  DIE             International Fund (12/96; 1/92)     44.18         17.03         44.18      15.04        --          12.25
  DMG             Managed Fund (12/96; 4/86)           13.70         15.89         13.70      17.04      12.41         11.76
  DAG             Strategy Aggressive Fund (12/96;     69.33         20.97         69.33      23.56        --          15.86
                  1/92)

                AMERICAN CENTURY VARIABLE
                PORTFOLIOS, INC.
  DGR             VP Capital Appreciation (12/96;      62.89         10.13         62.89      13.17      10.28         10.92
                  11/87)
  DVL             VP Value (12/96; 5/96)               -1.84         11.09         -1.84        --         --          10.00

                INVESCO
  DII             VIF - Equity Income Fund (12/96;     13.70         19.55         13.70     20.60         --          19.04
                  8/94)

                JANUS ASPEN SERIES
  DSG             Growth Portfolio: Institutional      42.55         31.53         42.55      28.60        --          23.03
                  Shares (12/96; 9/93)
  DWG             Worldwide Growth Portfolio:          62.82         34.14         62.82      32.27        --          28.41
                  Institutional Shares (12/96; 9/93)

                WARBURG PINCUS TRUST
  DVC             Global Post-Venture Capital          61.87         20.60         61.87        --         --          20.58
                  Portfolio (12/96; 9/96)

*    (Commencement dates of the subaccounts; Commencement dates of the Funds)

** Current applicable charges deducted from fund performance include a $30 administrative charge and a 1% mortality and expense risk fee.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV = Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures assume you surrender the entire certificate value at the end of the one, five, and ten year periods (or, if less, up to the life of the subaccount). In addition, total return figures reflect the deduction of all other applicable charges including the administrative charge and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount    Investing In:                     Simple Yield      Compound Yield
----------    -------------                     ------------      --------------
DMS           AXPSM Variable Portfolio -            5.01%              5.14%

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the certificate provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount             Investing In:                               Yield
----------             -------------                               -----
DSI                    AXPSM Variable Portfolio - Bond Fund        7.47%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

o using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the certificate. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the certificate.


    Rating Agency               Rating

      A.M. Best                   A+
                              (Superior)
-----------------------

    Duff & Phelps                AAA

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

ACL Variable Annuity Account 1

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of ACL Variable Annuity Account 1 (comprised of subaccounts DSI, DCR, DMS, DIE, DMG, DAG, DGR, DVL, DII, DSG, DWG, and DVC) as of December 31, 1999, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of ACL Variable Annuity Account 1 (as described above) at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


ACL Variable Annuity Account 1

Statements of Net Assets
December 31, 1999

                                                                            Segregated Asset Subaccounts
Assets                                                    DSI                  DCR                  DMS                  DIE
Investments in shares of mutual funds and portfolios:
  at cost                                               $ 21,893            $ 130,675             $ 51,918             $ 14,606
                                                        --------            ---------             --------             --------
  at market value                                       $ 19,972            $ 147,549             $ 51,918             $ 18,063
Dividends receivable                                         122                   --                  204                   --
Accounts receivable from American Centurion Life
for certificate purchase paymennts                            --                  123                   --                   --
Receivable from mutual funds and portfolios
for share redemptions                                         --                   --                   --                   --
Total assets                                              20,094              147,672               52,122               18,063

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                              16                  125                   39                   15
  Certificate terminations                                    --                   --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                     --                   --                   --                   --
                                                            ----                -----                 ----                 ----
Total liabilities                                             16                  125                   39                   15
                                                              --                  ---                   --                   --
Net assets applicable to contracts
in accumulation period                                  $ 20,078            $ 147,547             $ 52,083             $ 18,048
                                                        ========            =========             ========             ========
Accumulation units outstanding                            18,703               81,627               46,428               10,649
                                                          ======               ======               ======               ======
Net asset value per accumulation unit                     $ 1.07               $ 1.81               $ 1.12               $ 1.69
                                                          ======               ======               ======               ======

Assets                                                      DMG                   DAG
Investments in shares of mutual funds and portfolios:
  at cost                                                 $ 99,331             $ 74,287
                                                          --------             --------
  at market value                                        $ 105,903            $ 110,353
Dividends receivable                                            --                   --
Accounts receivable from American Centurion Life
for certificate purchase paymennts                             123                   10
Receivable from mutual funds and portfolios
for share redemptions                                           --                   --
                                                            ------              -------
Total assets                                               106,026              110,363
                                                           =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                                92                   93
  Certificate terminations                                      --                   --
Payable to mutual funds and portfolios
for investments purchased                                       --                   --
                                                              ----                 ----
Total liabilities                                               92                   93
                                                                --                   --
Net assets applicable to contracts
in accumulation period                                   $ 105,934            $ 110,270
                                                         =========            =========
Accumulation units outstanding                              69,340               57,585
                                                            ======               ======
Net asset value per accumulation unit                       $ 1.53               $ 1.91
                                                            ======               ======

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Net Assets
December 31, 1999

                                                                         Segregated Asset Subaccounts
Assets                                                 DGR                  DVL                  DII                  DSG
Investments in shares of mutual funds
and portfolios:
  at cost                                           $ 45,163             $ 71,837            $ 265,278            $ 743,242
                                                    --------             --------            ---------            ---------
  at market value                                   $ 72,138             $ 67,951            $ 318,667          $ 1,095,504
Dividends receivable                                      --                   --                   --                   --
Accounts receivable from American Centurion Life
for certificate purchase paymennts                     1,480                  890                  788                2,107
Receivable from mutual funds and portfolios
for share redemptions                                     59                   57                  273                  957
                                                          --                   --                  ---                  ---
                                                       -----               ------              -------             --------
Total assets                                          73,677               68,898              319,728            1,098,568
                                                      ======               ======              =======            =========

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                          59                   57                  273                  957
  Certificate terminations                                --                   --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                              1,480                  890                  788                2,107
                                                       -----                  ---                  ---                -----
Total liabilities                                      1,539                  947                1,061                3,064
                                                       -----                  ---                -----                -----
Net assets applicable to contracts
in accumulation period                              $ 72,138             $ 67,951            $ 318,667          $ 1,095,504
                                                    ========             ========            =========          ===========
Accumulation units outstanding                        49,296               52,683              194,220              472,464
                                                      ======               ======              =======              =======
Net asset value per accumulation unit                 $ 1.46               $ 1.29               $ 1.64               $ 2.32
                                                      ======               ======               ======               ======

                                                                                              Combined
                                                                                              Variable
Assets                                                 DWG                   DVC               Account
Investments in shares of mutual funds
and portfolios:
  at cost                                           $ 819,055             $ 67,252         $ 2,404,537
                                                    ---------             --------         -----------
  at market value                                 $ 1,174,163            $ 126,272         $ 3,308,453
Dividends receivable                                       --                   --                 326
Accounts receivable from American Centurion Life
for certificate purchase paymennts                        844                   --               6,365
                                                          ---               ------               -----
Receivable from mutual funds and portfolios
for share redemptions                                     956                  152               2,454
                                                          ---                  ---               -----
Total assets                                        1,175,963              126,424           3,317,598
                                                    =========              =======           =========

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                          956                  108               2,790
  Certificate terminations                                 --                   44                  44
Payable to mutual funds and portfolios
for investments purchased                                 844                   --               6,109
                                                          ---                 ----               -----
Total liabilities                                       1,800                  152               8,943
Net assets applicable to contracts
in accumulation period                            $ 1,174,163            $ 126,272         $ 3,308,655
                                                  ===========            =========         ===========
Accumulation units outstanding                        462,165               67,479
                                                      =======               ======
Net asset value per accumulation unit                  $ 2.54               $ 1.87
                                                       ======               ======


See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Operations
Year ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Investment income                                      DSI                  DCR                  DMS                  DIE
Dividend income from mutual funds and portfolios    $ 1,283             $ 13,119              $ 2,278              $ 2,295
Mortality and expense risk fee                          186                1,053                  484                  147
                                                        ---                -----                  ---                  ---
Investment income (loss) - net                        1,097               12,066                1,794                2,148
                                                      =====               ======                =====                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                 7,224               15,876              437,245               11,249
  Cost of investments sold                            7,706               13,843              437,245                9,960
                                                      -----               ------              -------                -----
Net realized gain (loss) on investments                (482)               2,033                   --                1,289
Net change in unrealized appreciation or
depreciation of investments                            (463)              10,440                   (2)               2,223
                                                       ----               ------                   --                -----
Net gain (loss) on investments                         (945)              12,473                   (2)               3,512
                                                       ----               ------                   --                -----
Net increase (decrease) in net assets
resulting from operations                             $ 152             $ 24,539              $ 1,792              $ 5,660
                                                      =====             ========              =======              =======

Investment income                                      DMG                  DAG
Dividend income from mutual funds and portfolios     $ 7,552             $ 8,266
Mortality and expense risk fee                           987                 771
                                                         ---                 ---
Investment income (loss) - net                         6,565               7,495
                                                       =====               =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                 20,545              31,112
  Cost of investments sold                            19,969              28,871
                                                      ------              ------
Net realized gain (loss) on investments                  576               2,241
Net change in unrealized appreciation or
depreciation of investments                            6,094              36,821
                                                       -----              ------
Net gain (loss) on investments                         6,670              39,062
                                                       -----              ------
Net increase (decrease) in net assets
resulting from operations                           $ 13,235            $ 46,557
                                                    ========            ========


See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Operations
Year ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Investment income                                       DGR                  DVL                  DII                  DSG
Dividend income from mutual funds and portfolios         $--              $ 6,955              $ 5,445              $ 7,066
Mortality and expense risk fee                           466                  672                3,069                9,482
                                                         ---                  ---                -----                -----
Investment income (loss) - net                          (466)               6,283                2,376               (2,416)
                                                        ====                =====                =====               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                 15,637                7,366               92,164              443,045
  Cost of investments sold                            14,409                7,130               76,732              344,134
                                                      ------                -----               ------              -------
Net realized gain (loss) on investments                1,228                  236               15,432               98,911
Net change in unrealized appreciation or
depreciation of investments                           24,787               (7,626)              23,834              251,569
                                                      ------               ------               ------              -------
Net gain (loss) on investments                        26,015               (7,390)              39,266              350,480
                                                      ------               ------               ------              -------
Net increase (decrease) in net assets
resulting from operations                           $ 25,549             $ (1,107)            $ 41,642            $ 348,064
                                                    ========             ========             ========            =========

                                                                                              Combined
                                                                                              Variable
Investment income                                      DWG                   DVC               Account
Dividend income from mutual funds and portfolios     $ 1,122                  $--             $ 55,381
Mortality and expense risk fee                         6,486                  848               24,651
                                                       -----                  ---               ------
Investment income (loss) - net                        (5,364)                (848)              30,730
                                                      ======                 ====               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                672,427               22,684            1,776,574
  Cost of investments sold                           604,660               18,578            1,583,237
                                                     -------               ------            ---------
Net realized gain (loss) on investments               67,767                4,106              193,337
Net change in unrealized appreciation or
depreciation of investments                          306,625               43,976              698,278
                                                     -------               ------              -------
Net gain (loss) on investments                       374,392               48,082              891,615
                                                     -------               ------              -------
Net increase (decrease) in net assets
resulting from operations                          $ 369,028             $ 47,234            $ 922,345
                                                   =========             ========            =========


See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                        Segregated Asset Subaccounts
Operations                                            DSI                  DCR                  DMS                  DIE
Investment income (loss) - net                      $ 1,097             $ 12,066              $ 1,794              $ 2,148
Net realized gain (loss) on investments                (482)               2,033                   --                1,289
Net change in unrealized appreciation or
depreciation of investments                            (463)              10,440                   (2)               2,223
                                                       ----               ------                   --                -----
Net increase (decrease) in net assets
resulting from operations                               152               24,539                1,792                5,660
                                                        ===               ======                =====                =====

Certificate transactions
Certificate purchase payments                         2,618               19,672              350,846                2,003
Net transfers*                                       (4,761)              35,444             (484,337)              (6,162)
Certificate charges                                     (30)                (136)                 (11)                 (57)
Certificate terminations:
  Surrender benefits                                   (322)              (7,144)                 (57)                (442)
  Death benefits                                         --                   --                   --                   --
                                                       ----                -----               ------                 ----
Increase (decrease) from certificate transactions    (2,495)              47,836             (133,559)              (4,658)
                                                     ------               ------             --------               ------
Net assets at beginning of year                      22,421               75,172              183,850               17,046
                                                     ------               ------              -------               ------
Net assets at end of year                          $ 20,078            $ 147,547             $ 52,083             $ 18,048
                                                   ========            =========             ========             ========

Accumulation unit activity
Units outstanding at beginning of year               21,035               50,716              169,770               14,542
Certificate purchase payments                         2,458               12,425              317,757                1,594
Net transfers*                                       (4,456)              22,914             (441,037)              (5,064)
Certificate charges                                     (29)                 (85)                 (10)                 (44)
Certificate terminations:
  Surrender benefits                                   (305)              (4,343)                 (52)                (379)
  Death benefits                                         --                   --                   --                   --
                                                       ----                -----               ------                -----
Units outstanding at end of year                     18,703               81,627               46,428               10,649
                                                     ======               ======               ======               ======

Operations                                            DMG                   DAG
Investment income (loss) - net                      $ 6,565              $ 7,495
Net realized gain (loss) on investments                 576                2,241
Net change in unrealized appreciation or
depreciation of investments                           6,094               36,821
                                                      -----               ------
Net increase (decrease) in net assets
resulting from operations                            13,235               46,557
                                                     ======               ======

Certificate transactions
Certificate purchase payments                        12,737                7,874
Net transfers*                                       11,182               (9,954)
Certificate charges                                    (150)                (147)
Certificate terminations:
  Surrender benefits                                (15,884)              (6,966)
  Death benefits                                         --                   --
                                                       ----                -----
Increase (decrease) from certificate transactions     7,885               (9,193)
                                                      -----               ------
Net assets at beginning of year                      84,814               72,906
                                                     ------               ------
Net assets at end of year                         $ 105,934            $ 110,270
                                                  =========            =========

Accumulation unit activity
Units outstanding at beginning of year               62,875               64,794
Certificate purchase payments                         9,145                6,454
Net transfers*                                        8,233               (9,230)
Certificate charges                                    (108)                (121)
Certificate terminations:
  Surrender benefits                                (10,805)              (4,312)
  Death benefits                                         --                   --
                                                       ----                -----
Units outstanding at end of year                     69,340               57,585
                                                     ======               ======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                              DGR                  DVL                  DII                  DSG
Investment income (loss) - net                        $ (466)             $ 6,283              $ 2,376             $ (2,416)
Net realized gain (loss) on investments                1,228                  236               15,432               98,911
Net change in unrealized appreciation or
depreciation of investments                           24,787               (7,626)              23,834              251,569
                                                      ------               ------               ------              -------
Net increase (decrease) in net assets
resulting from operations                             25,549               (1,107)              41,642              348,064
                                                      ======               ======               ======              =======

Certificate transactions
Certificate purchase payments                          6,814                4,773               25,209               67,877
Net transfers*                                         2,976                1,057                8,922              144,587
Certificate charges                                     (103)                 (56)                (323)                (570)
Certificate terminations:
  Surrender benefits                                  (9,293)              (2,056)             (75,247)             (37,478)
  Death benefits                                          --                   --                   --                   --
                                                       -----               ------                -----               ------
Increase (decrease) from certificate transactions        394                3,718              (41,439)             174,416
                                                         ---                -----              -------              -------
Net assets at beginning of year                       46,195               65,340              318,464              573,024
                                                      ------               ------              -------              -------
Net assets at end of year                           $ 72,138             $ 67,951            $ 318,667          $ 1,095,504
                                                    ========             ========            =========          ===========

Accumulation unit activity
Units outstanding at beginning of year                51,413               49,686              220,592              352,386
Certificate purchase payments                          6,372                3,570               16,213               36,385
Net transfers*                                         1,639                  933                5,388              104,110
Certificate charges                                     (109)                 (41)                (210)                (315)
Certificate terminations:
  Surrender benefits                                 (10,019)              (1,465)             (47,763)             (20,102)
  Death benefits                                          --                   --                   --                   --
                                                       -----               ------              -------                -----
Units outstanding at end of year                      49,296               52,683              194,220              472,464
                                                      ======               ======              =======              =======

                                                                                              Combined
                                                                                              Variable
Operations                                              DWG                   DVC              Account
Investment income (loss) - net                       $ (5,364)              $ (848)           $ 30,730
Net realized gain (loss) on investments                67,767                4,106             193,337
Net change in unrealized appreciation or
depreciation of investments                           306,625               43,976             698,278
                                                      -------               ------             -------
Net increase (decrease) in net assets
resulting from operations                             369,028               47,234             922,345
                                                      =======               ======             =======

Certificate transactions
Certificate purchase payments                          45,315                5,669             551,407
Net transfers*                                        276,262              (12,393)            (37,177)
Certificate charges                                      (585)                 (40)             (2,208)
Certificate terminations:
  Surrender benefits                                  (41,999)                (563)           (197,451)
  Death benefits                                       (2,756)                  --              (2,756)
                                                       ------               ------              ------
Increase (decrease) from certificate transactions     276,237               (7,327)            311,815
                                                      -------               ------             -------
Net assets at beginning of year                       528,898               86,365           2,074,495
                                                      -------               ------           ---------
Net assets at end of year                         $ 1,174,163            $ 126,272         $ 3,308,655
                                                  ===========            =========         ===========

Accumulation unit activity
Units outstanding at beginning of year                339,084               74,697
Certificate purchase payments                          25,191                4,615
Net transfers*                                        123,216              (11,328)
Certificate charges                                      (336)                 (33)
Certificate terminations:
  Surrender benefits                                  (23,350)                (472)
  Death benefits                                       (1,640)                  --
                                                       ------                -----
Units outstanding at end of year                      462,165               67,479
                                                      =======               ======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                             Segregated Asset Subaccounts
Operations                                                DSI                   DCR                   DMS                    DIE
Investment income (loss) - net                         $ 1,361               $ 4,304                $ 4,761                  $ 52
Net realized gain (loss) on investments                   (257)                   94                      1                   223
Net change in unrealized appreciation or
depreciation of investments                             (1,222)                5,923                      2                 1,882
                                                        ------                 -----                      -                 -----
Net increase (decrease) in net assets
resulting from operations                                 (118)               10,321                  4,764                 2,157
                                                          ====                ======                  =====                 =====

Certificate transactions
Certificate purchase payments                            3,159                 6,247                423,167                 2,107
Net transfers*                                           5,586                34,931               (440,645)               (1,009)
Certificate charges                                        (32)                  (80)                    (2)                  (54)
Certificate terminations:
  Surrender benefits                                    (2,005)               (4,076)                    --                  (886)
                                                        ------                ------                                         ----
Increase (decrease) from certificate transactions        6,708                37,022                (17,480)                  158
                                                         -----                ------                -------                   ---
Net assets at beginning of year                         15,831                27,829                196,566                14,731
                                                        ------                ------                -------                ------
Net assets at end of year                             $ 22,421              $ 75,172              $ 183,850              $ 17,046
                                                      ========              ========              =========              ========

Accumulation unit activity
Units outstanding at beginning of year                  14,926                23,022                188,943                14,411
Certificate purchase payments                            2,938                 4,760                399,642                 1,864
Net transfers*                                           5,041                26,094               (418,814)                 (871)
Certificate charges                                        (30)                  (64)                    (1)                  (48)
Certificate terminations:
  Surrender benefits                                    (1,840)               (3,096)                    --                  (814)
                                                        ------                ------                                         ----
Units outstanding at end of year                        21,035                50,716                169,770                14,542
                                                        ======                ======                =======                ======

Operations                                                DMG                    DAG
Investment income (loss) - net                         $ 8,558               $ 4,027
Net realized gain (loss) on investments                  2,697                 1,885
Net change in unrealized appreciation or
depreciation of investments                                824                  (647)
                                                           ---                  ----
Net increase (decrease) in net assets
resulting from operations                               12,079                 5,265
                                                        ======                 =====

Certificate transactions
Certificate purchase payments                            6,484                 6,904
Net transfers*                                          17,594                14,251
Certificate charges                                       (105)                 (117)
Certificate terminations:
  Surrender benefits                                    (2,814)                 (239)
                                                        ------                  ----
Increase (decrease) from certificate transactions       21,159                20,799
                                                        ------                ------
Net assets at beginning of year                         51,576                46,842
                                                        ------                ------
Net assets at end of year                             $ 84,814              $ 72,906
                                                      ========              ========

Accumulation unit activity
Units outstanding at beginning of year                  43,796                42,084
Certificate purchase payments                            5,255                 6,256
Net transfers*                                          16,151                16,789
Certificate charges                                        (84)                  (99)
Certificate terminations:
  Surrender benefits                                    (2,243)                 (236)
                                                        ------                  ----
Units outstanding at end of year                        62,875                64,794
                                                        ======                ======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


ACL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                           Segregated Asset Subaccounts
Operations                                             DGR                   DVL                   DII                    DSG
Investment income (loss) - net                       $ 1,859               $ 3,001               $ 13,515              $ 23,815
Net realized gain (loss) on investments               (6,909)                  569                  3,090                (4,862)
Net change in unrealized appreciation or
depreciation of investments                            2,844                (1,870)                15,916                82,115
                                                       -----                ------                 ------                ------
Net increase (decrease) in net assets
resulting from operations                             (2,206)                1,700                 32,521               101,068
                                                      ======                 =====                 ======               =======

Certificate transactions
Certificate purchase payments                          6,866                 4,082                 20,730                35,395
Net transfers*                                         2,832                18,238                 74,558               175,149
Certificate charges                                      (89)                   (9)                  (171)                 (204)
Certificate terminations:
Surrender benefits                                        --                    --                 (4,747)              (10,164)
                                                       -----               -------                 ------               -------
Increase (decrease) from certificate transactions      9,609                22,311                 90,370               200,176
                                                       -----                ------                 ------               -------
Net assets at beginning of year                       38,792                41,329                195,573               271,780
                                                      ------                ------                -------               -------
Net assets at end of year                           $ 46,195              $ 65,340              $ 318,464             $ 573,024
                                                    ========              ========              =========             =========

Accumulation unit activity
Units outstanding at beginning of year                41,823                32,637                154,631               229,764
Certificate purchase payments                          7,620                 3,035                 15,382                26,249
Net transfers*                                         2,066                14,021                 54,277               104,139
Certificate charges                                      (96)                   (7)                  (126)                 (155)
Certificate terminations:
Surrender benefits                                        --                    --                 (3,572)               (7,611)
                                                       -----                ------                 ------                ------
Units outstanding at end of year                      51,413                49,686                220,592               352,386
                                                      ======                ======                =======               =======

                                                                                                Combined
                                                                                                Variable
Operations                                            DWG                    DVC                 Account
Investment income (loss) - net                      $ 13,700                $ (771)             $ 55,119
Net realized gain (loss) on investments               29,016                   (12)               20,892
Net change in unrealized appreciation or
depreciation of investments                           31,627                 5,155               135,787
                                                      ------                 -----               -------
Net increase (decrease) in net assets
resulting from operations                             74,343                 4,372               211,798
                                                      ======                 =====               =======

Certificate transactions
Certificate purchase payments                         32,002                 4,027               103,102
Net transfers*                                       134,946                 7,404               413,127
Certificate charges                                     (465)                  (34)                 (972)
Certificate terminations:
Surrender benefits                                   (18,342)                 (246)              (33,499)
                                                     -------                  ----               -------
Increase (decrease) from certificate transactions    148,141                11,151               481,758
                                                     -------                ------               -------
Net assets at beginning of year                      306,414                70,842               924,730
                                                     -------                ------               -------
Net assets at end of year                          $ 528,898              $ 86,365           $ 1,618,286
                                                   =========              ========           ===========

Accumulation unit activity
Units outstanding at beginning of year               251,604                64,614
Certificate purchase payments                         22,301                 3,737
Net transfers*                                        78,497                 6,612
Certificate charges                                     (336)                  (30)
Certificate terminations:
Surrender benefits                                   (12,982)                 (236)
                                                     -------                  ----
Units outstanding at end of year                     339,084                74,697
                                                     =======                ======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.



ACL Variable Annuity Account 1

Notes to Financial Statements

1. ORGANIZATION

ACL Variable Annuity Account 1 (the Account) was established  under New York law on Feb. 9, 1995 and the  subaccounts  are  registered  together as a single unit
investment  trust  of  American   Centurion  Life  Assurance  Company  (American
Centurion  Life) under the Investment  Company Act of 1940, as amended (the 1940
Act). Operations of the Account commenced on Jan. 1, 1997.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                     Investment Manager
DSI              AXP SM Variable Portfolio-- Bond Fund                IDS Life Insurance Company 1
DCR              AXPSM Variable Portfolio-- Capital Resource Fund     IDS Life Insurance Company 1
DMS              AXP SM Variable Portfolio-- Cash Management Fund     IDS Life Insurance Company 1
DIE              AXPSM Variable Portfolio-- International Fund        IDS Life Insurance Company 2
DMG              AXPSM Variable Portfolio-- Managed Fund              IDS Life Insurance Company 1
DAG              AXPSM Variable Portfolio-- Strategy Aggressive       IDS Life Insurance Company 1
                 Fund
DGR              American Century VP Capital Appreciation             American Century Investment Management, Inc.
DVL              American Century VP Value                            American Century Investment Management, Inc.
DII              INVESCO VIF -- Equity Income Fund                    INVESCO Funds Group, Inc.
DSG              Janus Aspen Series Growth Portfolio: Institutional   Janus Capital Corporation
                 Shares
DWG              Janus Aspen Series Worldwide Growth Portfolio:       Janus Capital Corporation
                 Institutional Shares
DVC              Warburg Pincus Trust-- Global Post-Venture Capital   Warburg Pincus Asset Management, Inc.
                 Portfolio

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment   advisor.   American   Express  Asset   Management
  International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the subaccounts.

4. CERTIFICATE ADMINISTRATIVE CHARGES

An annual charge of $30 is deducted from the certificate value of each Privileged Assets Select Annuity certificate. The annual charges are deducted on each certificate anniversary for administrative services provided to the Account by American Centurion Life. The deduction is allocated to the subaccounts on a pro-rata basis. American Centurion Life does not anticipate that it will make any profit on this charge. If the total purchase payments (less partial surrenders) on a certificate anniversary are at least $10,000 the charge will be waived. American Centurion Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

5. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount         Investment                                                              Shares            NAV
DSI                AXP SM Variable Portfolio-- Bond Fund                                    1,894         $10.54
DCR                AXPSM Variable Portfolio-- Capital Resource Fund                         4,054          36.40
DMS                AXP SM Variable Portfolio-- Cash Management Fund                        51,924           1.00
DIE                AXPSM Variable Portfolio-- International Fund                              932          19.38
DMG                AXPSM Variable Portfolio-- Managed Fund                                  5,344          19.82
DAG                AXPSM Variable Portfolio-- Strategy Aggressive Fund                      4,614          23.92
DGR                American Century VP Capital Appreciation                                 4,861          14.84
DVL                American Century VP Value                                               11,420           5.95
DII                INVESCO VIF-- Equity Income Fund                                        15,167          21.01
DSG                Janus Aspen Series Growth Portfolio: Institutional Shares               32,556          33.65
DWG                Janus Aspen Series Worldwide Growth Portfolio: Institutional            24,590          47.75
                   Shares
DVC                Warburg Pincus Trust-- Global Post-Venture Capital Portfolio             6,556          19.26

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                 Year ended Dec. 31,
Subaccount       Investment                                                               1999              1998
DSI              AXP SM Variable Portfolio-- Bond Fund                                $  5,720          $ 44,944
DCR              AXPSM Variable Portfolio-- Capital Resource Fund                       75,780            47,786
DMS              AXP SM Variable Portfolio-- Cash Management Fund                      305,315           844,529
DIE              AXPSM Variable Portfolio-- International Fund                           8,754             5,319
DMG              AXPSM Variable Portfolio-- Managed Fund                                34,964            90,990
DAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund                    29,497            67,818
DGR              American Century VP Capital Appreciation                               15,526            48,257
DVL              American Century VP Value                                              17,303            50,336
DII              INVESCO VIF-- Equity Income Fund                                       52,828           157,145
DSG              Janus Aspen Series Growth Portfolio: Institutional Shares             614,577           672,558
DWG              Janus Aspen Series Worldwide Growth Portfolio:                        942,876         1,145,676
                 Institutional Shares
DVC              Warburg Pincus Trust-- Global Post-Venture Capital                     14,436            10,956
                 Portfolio
                 Combined Variable Account                                          $2,117,576        $3,186,314

7. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the Account. All of the major systems used by the American Centurion Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Centurion Life's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Centurion Life, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Centurion Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Centurion Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.



REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY
We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
DECEMBER 31,
($ THOUSANDS, EXCEPT SHARE AMOUNTS)

                                            1999      1998

 ASSETS
------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
     (fair value:
      1999, $10,939; 1998, $14,307)       $ 10,971  $ 13,894
    Available for sale, at fair value
     (amortized cost:
      1999, $315,486; 1998, $269,483)      297,251   273,873
                                          ------------------
                                           308,222   287,767
  Mortgage loans on real estate             11,691        --
------------------------------------------------------------
      Total investments                    319,913   287,767
Cash and cash equivalents                    7,159    13,992
Amounts recoverable from reinsurers          2,389     2,515
Accrued investment income                    4,974     4,364
Deferred policy acquisition costs           16,823    12,864
Deferred income taxes                        6,201        --
Other assets                                    77        69
Separate account assets                     24,597    12,614
------------------------------------------------------------
      Total assets                        $382,133  $334,185

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------
Liabilities:
  Future policy benefits:
    Fixed annuities                       $317,709  $268,348
    Traditional life insurance               1,653     1,724
    Disability income insurance                 85       225
  Policy claims and other policyholders'
    funds                                      672     2,048
  Deferred income taxes                         --     1,758
  Other liabilities                            701       463
  Separate account liabilities              24,597    12,614
------------------------------------------------------------
      Total liabilities                    345,417   287,180
Stockholder's equity:
  Capital stock, $10 par value per
    share;
    100,000 shares authorized, issued
     and outstanding                         1,000     1,000
    Additional paid-in capital              26,600    26,600
  Accumulated other comprehensive (loss)
    income:
    Net unrealized securities (losses)
     gains                                 (11,102)    2,512
  Retained earnings                         20,218    16,893
------------------------------------------------------------
      Total stockholder's equity            36,716    47,005
------------------------------------------------------------
      Total liabilities and
       stockholder's equity               $382,133  $334,185
------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Revenues:
  Net investment income                   $23,693   $18,990   $13,331
  Contractholder charges                      760       568       318
  Mortality and expense risk fees             242        87         8
  Net realized gain on investments            153        39        25
----------------------------------------------------------------------
      Total revenues                       24,848    19,684    13,682
Benefits and expenses:
  Death and other benefits on investment
    contracts                                (117)       72         2
  Interest credited on investment
    contracts                              15,290    12,838     8,887
  Amortization of deferred policy
    acquisition costs                       1,413       624       114
  Other operating expenses                  2,511     2,260     1,324
----------------------------------------------------------------------
      Total expenses                       19,097    15,794    10,327
----------------------------------------------------------------------
Income before income taxes                  5,751     3,890     3,355
Income taxes                                2,426     1,574     1,389
----------------------------------------------------------------------
Net income                                $ 3,325   $ 2,316   $ 1,966
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 1999
($ THOUSANDS)

                                                                                ACCUMULATED
                                                                                   OTHER
                                              TOTAL                ADDITIONAL  COMPREHENSIVE
                                          STOCKHOLDER'S  CAPITAL    PAID-IN    (LOSS) INCOME,  RETAINED
                                             EQUITY       STOCK     CAPITAL      NET OF TAX    EARNINGS
Balance, December 31, 1996                   $31,074      $1,000     $16,600       $    863    $12,611
Comprehensive income:
  Net income                                   1,966          --          --             --      1,966
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $(259)
    and taxes of $(1,231)                      2,286          --          --          2,286         --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $5                                        (10)         --          --            (10)        --
-------------------------------------------------------------------------------------------------------
  Other comprehensive income                   2,276          --          --          2,276         --
-------------------------------------------------------------------------------------------------------
  Comprehensive income                         4,242
Capital contribution from parent              10,000          --      10,000             --         --
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                    35,316       1,000      16,600          3,139     14,577
Comprehensive income:
  Net income                                   2,316          --          --             --      2,316
  Unrealized holding losses arising
    During the year, net of deferred
      policy acquisition costs of $135
      and taxes of $327                         (608)         --          --           (646)        --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $10                                       (19)         --          --             19         --
-------------------------------------------------------------------------------------------------------
  Other comprehensive loss                      (627)         --          --           (627)        --
-------------------------------------------------------------------------------------------------------
  Comprehensive income                         1,689
Capital contribution from IDS Life            10,000          --      10,000             --         --
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                    47,005       1,000      26,600          2,512     16,893
Comprehensive income:
  Net income                                   3,325          --          --             --      3,325
  Unrealized holding losses arising
    During the year, net of deferred
      policy acquisition costs of
      $1,680, and taxes of $7,216            (13,401)         --          --        (13,401)        --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $114                                     (213)         --          --           (213)        --
-------------------------------------------------------------------------------------------------------
  Other comprehensive loss                   (13,614)         --          --        (13,614)        --
-------------------------------------------------------------------------------------------------------
  Comprehensive loss                         (10,289)
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                   $36,716      $1,000     $26,600       ($11,102)   $20,218
-------------------------------------------------------------------------------------------------------

See accompanying notes

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Cash flows from operating activities:
  Net income                              $  3,325  $  2,316  $  1,966
  Adjustments to reconcile net income to
    net cash used in operating
    activities:
    Change in amounts recoverable from
     reinsurers                                126       213        --
    Change in accrued investment income       (610)   (1,244)   (1,016)
    Change in deferred policy
     acquisition costs, net                 (2,279)   (3,718)   (5,175)
    Change in other assets                      (8)    1,522    (1,536)
    Change in liabilities for future
     policy benefits for traditional
     life and disability income
     insurance                                (211)     (160)        1
    Change in policy claims and other
     policyholders' funds                   (1,376)     (257)    1,614
    Deferred income tax (benefit)
     provision                                (629)     (295)      574
    Change in other liabilities                238      (278)      707
    (Accretion of discount) amortization
     of premium, net                          (408)      (46)        7
    Net realized gain on investments          (153)      (39)      (25)
    Other, net                                (125)       (1)        7
----------------------------------------------------------------------
      Net cash used in operating
       activities                           (2,110)   (1,987)   (2,876)
----------------------------------------------------------------------
Cash flows from investing activities:
  Fixed maturities held to maturity:
    Maturities                               2,884     3,770     1,847
  Fixed maturities available for sale:
    Purchases                              (83,722)  (87,699)  (86,006)
    Maturities                              24,965    22,581     8,438
    Sales                                   13,480     6,695     1,303
  Other investments:
    Purchases                              (11,744)       --
    Sales                                       53        --        --
  Change in due to brokers                      --    (4,941)       24
----------------------------------------------------------------------
      Net cash used in investing
       activities                          (54,084)  (59,594)  (74,394)
----------------------------------------------------------------------
Cash flows from financing activities:
  Activity related to investment
    contracts:
    Considerations received                 69,806    78,367    82,656
    Surrenders and other benefits          (35,735)  (29,388)  (24,373)
    Interest credited to account
     balances                               15,290    12,838     8,887
  Capital contribution from parent              --    10,000        --
----------------------------------------------------------------------
      Net cash provided by financing
       activities                           49,361    71,817    67,170
----------------------------------------------------------------------
Net (decrease) increase in cash and cash
  equivalents                               (6,833)   10,236   (10,100)
Cash and cash equivalents at beginning
  of year                                   13,992     3,756    13,856
----------------------------------------------------------------------
Cash and cash equivalents at end of year  $  7,159  $ 13,992  $  3,756
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

BASIS OF PRESENTATION
The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

--------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                      1999   1998   1997
---------------------------------------------------------
Cash paid during the year for:
  Income taxes                       $2,700  $ 42  $2,404
  Interest on borrowings                 11   332       7

CONTRACTHOLDER CHARGES
Contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

For variable annuities and variable universal life insurance, the amortization of deferred acquisition costs can be impacted by separate account asset performance. The Company generally assumes assets will appreciate at a constant rate, and considers whether recent fluctuations from that rate are temporary and likely to correct.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $335 receivable from and $178 payable to IDS Life for federal income taxes, respectively.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. New York has not yet

--------------------------------------------------------------------------------
made a decision regarding whether or not it will accept Codification. While management has not yet determined the impact of Codification to the Company's statutory-basis financial statements, it does not believe the impact will be material.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 10,006     $   53     $   115    $  9,944
Mortgage-backed securities           965         30          --         995
----------------------------------------------------------------------------
                                $ 10,971     $   83     $   115    $ 10,939
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  1,064     $   --     $    21    $  1,043
State and municipal
  obligations                        900          6          --         906
Corporate bonds and
  obligations                    211,606        632      14,716     197,522
Mortgage-backed securities       101,916        113       4,249      97,780
----------------------------------------------------------------------------
                                $315,486     $  751     $18,986    $297,251
----------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 12,483     $  352      $   --    $ 12,835
Mortgage-backed securities         1,411         61          --       1,472
----------------------------------------------------------------------------
                                $ 13,894     $  413      $   --    $ 14,307
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  1,075     $   70      $   --    $  1,145
State and municipal
  obligations                      1,000         48          --       1,048
Corporate bonds and
  obligations                    181,622      6,050       3,782     183,890
Mortgage-backed securities        85,786      2,036          32      87,790
----------------------------------------------------------------------------
                                $269,483     $8,204      $3,814    $273,873
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED    FAIR
HELD TO MATURITY                            COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  5,052   $  5,057
Due from one to five years                   3,557      3,585
Due in more than ten years                   1,397      1,302
Mortgage-backed securities                     965        995
-------------------------------------------------------------
                                          $ 10,971   $ 10,939
-------------------------------------------------------------

                                          AMORTIZED    FAIR
AVAILABLE FOR SALE                          COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  6,531   $  6,553
Due from one to five years                  19,017     18,661
Due from five to ten years                 124,664    116,727
Due in more than ten years                  63,358     57,530
Mortgage-backed securities                 101,916     97,780
-------------------------------------------------------------
                                          $315,486   $297,251
-------------------------------------------------------------

Fixed maturities available for sale were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $1,303 and gross realized gains and losses of $14 and $nil, respectively.

At December 31, 1999, bonds carried at $1,064 were on deposit with various states as required by law.

At 12/31/99, fixed maturities comprised 96 percent of the Company's total invested assets.

Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $51 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                      1999      1998
------------------------------------------------------------
Aaa/AAA                                   $103,877  $ 88,286
Aa/AA                                        6,297     4,942
Aa/A                                         4,751     2,509
A/A                                         30,560    26,700
A/BBB                                        8,903    13,439
Baa/BBB                                    129,337   104,236
Baa/BB                                       4,427     5,651
Below investment grade                      38,305    37,614
------------------------------------------------------------
                                          $326,457  $283,377
------------------------------------------------------------

At December 31, 1999, approximately 79 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

--------------------------------------------------------------------------------

At December 31, 1999, approximately 4 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
REGION                                    BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
South Atlantic                               $    --       $2,544
Middle Atlantic                                1,279           --
East North Central                             4,483          106
Mountain                                       2,000           --
West North Central                             2,284           --
New England                                    1,645           --
--------------------------------------------------------------------
                                             $11,691       $2,650
--------------------------------------------------------------------

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
PROPERTY TYPE                             BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
Department/retail stores                     $ 4,527       $   --
Apartments                                     1,093        1,299
Office buildings                               5,035        1,245
Industrial buildings                           1,036          106
--------------------------------------------------------------------
                                             $11,691       $2,650
--------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999, the Company's recorded investment in impaired loans was $nil.

Net investment income for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Interest on fixed maturities         $22,822  $19,338  $13,818
Interest on mortgage loans               281       --       --
Interest on cash equivalents             277      131      276
Other                                    585      132        1
--------------------------------------------------------------
                                      23,965   19,601   14,095
Less investment expenses                 272      611      764
--------------------------------------------------------------
                                     $23,693  $18,990  $13,331
--------------------------------------------------------------

Net realized gain on investments was $153, $39 and $25 for the years ended December 31, 1999, 1998 and 1997, respectively, and was entirely due to sales of fixed maturities.

Changes in net unrealized (depreciation) appreciation of investments for the years ended December 31 are summarized as follows:

                                       1999    1998    1997
------------------------------------------------------------
Fixed maturities available for sale  $(22,625) $(831) $3,761

--------------------------------------------------------------------------------

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

                                      1999    1998    1997
-----------------------------------------------------------
Federal income taxes:
  Current                            $2,417  $1,544  $  486
  Deferred                             (629)   (295)    574
-----------------------------------------------------------
                                      1,788   1,249   1,060
State income taxes -- current           638     325     329
-----------------------------------------------------------
Income tax expense                   $2,426  $1,574  $1,389
-----------------------------------------------------------

Increases to the income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:

                                  1999                1998                1997
                           ------------------  ------------------  ------------------
                           PROVISION   RATE    PROVISION   RATE    PROVISION   RATE
-------------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $2,013      35.0%   $1,361      35.0%   $1,174      35.0%
Increases are
  attributable to:
  State tax, net               415       7.2       211       5.4       214       6.4
  Other, net                    (2)       --         2       0.1         1         0
-------------------------------------------------------------------------------------
Total income taxes          $2,426      42.2%   $1,574      40.5%   $1,389      41.4%
-------------------------------------------------------------------------------------

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999     1998
----------------------------------------------------------
Deferred income tax assets:
Policy reserves                           $ 4,326  $ 3,049
Investments                                 6,070       --
----------------------------------------------------------
    Total deferred income tax assets       10,396    3,049
----------------------------------------------------------
Deferred income tax liabilities:
  Deferred policy acquisition costs         3,900    3,234
  Investments                                  --    1,518
  Other                                       295       55
----------------------------------------------------------
    Total deferred income tax
     liabilities                            4,195    4,807
----------------------------------------------------------
    Net deferred income tax
     assets/(liabilities)                 $ 6,201  $(1,758)
----------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be

--------------------------------------------------------------------------------
approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $9,149 and $7,512 as of December 31, 1999 and 1998, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $4, $3 and $nil in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $19, $19 and $23, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1999, 1998 and 1997 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,751, $2,910 and $2,536 for 1999, 1998 and 1997,
respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is established by reference to various indicies plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 1999 and 1998, traditional life insurance in-force aggregated $168,830 and $191,972, respectively, of which $168,595 and $191,737 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,289, $1,354 and $1,346 for the years ended December 31, 1999, 1998 and 1997. Reinsurance recovered from reinsurers amounted to $1,602, $601 and $718 for the years ended December 31, 1999, 1998 and 1997. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

--------------------------------------------------------------------------------

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                             DECEMBER 31,
                                --------------------------------------
                                       1999                1998
                                ------------------  ------------------
                                CARRYING    FAIR    CARRYING    FAIR
FINANCIAL ASSETS                 AMOUNT    VALUE     AMOUNT    VALUE
----------------------------------------------------------------------
Investments in fixed
  maturities (Note 2)
  Held to maturity              $ 10,971  $ 10,939  $ 13,894  $ 14,307
  Available for sale             297,251   297,251   273,873   273,873
Mortgage loans on real estate
  (Note 2)                        11,691    11,182        --        --
Cash and cash equivalents
  (Note 1)                         7,159     7,159    13,992    13,992
Separate account assets           24,597    24,597    12,614    12,614
FINANCIAL LIABILITIES
----------------------------------------------------------------------
Future policy benefits for
  fixed Annuities               $317,600  $305,733  $268,285  $258,578
Separate account liabilities      24,597    23,394    12,614    11,851

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $109 and $63, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

--------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1999      1998     1997
----------------------------------------------------------------
Net income, per accompanying
  financial statements               $  3,325  $  2,316  $ 1,966
Deferred policy acquisition costs      (2,279)   (3,719)  (5,175)
Adjustments of future policy
  benefit liabilities                   2,793     2,540    2,222
Deferred federal income taxes            (629)     (295)     574
IMR gain/loss transfer and
  amortization                           (230)     (148)     (16)
Deferred surrender charge                 513       665       --
Other, net                                175      (252)     255
----------------------------------------------------------------
Net income (loss), on basis of
  statutory accounting practices     $  3,668  $  1,107  $  (174)
----------------------------------------------------------------
Stockholder's equity, per
  accompanying financial statements  $ 36,716  $ 47,005
Deferred policy acquisition costs     (16,823)  (12,864)
Adjustments of future policy
  benefit liabilities                  10,361     8,694
Adjustments of reinsurance ceded
  reserves                             (2,390)   (2,515)
Deferred federal income taxes          (6,201)    1,758
Asset valuation reserve                (4,021)   (2,986)
Net unrealized gain on investments     18,408    (4,390)
Interest maintenance reserve             (456)     (227)
Other, net                              1,155       637
----------------------------------------------------------------
Stockholder's equity on basis of
  statutory accounting practices     $ 36,749  $ 35,112
----------------------------------------------------------------

10. YEAR 2000 (UNAUDITED)
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 1

         Statements of Net Assets for year ended Dec. 31, 1999;
         Statements of Operations for years ended Dec. 31. 1999;
         Statements of Changes in Net Assets for year ended Dec. 31, 1999 and 1998.
         Notes to Financial Statements.
         Report of Independent Auditors for ACL Variable Annuity Account 1 dated March 17, 2000.

         American Centurion Life Insurance Company:

         Balance Sheets as of Dec. 31, 1999 and 1998.
         Statements of Income for years ended Dec. 31, 1999, 1998 and 1997. Statements of Stockholders Equity, for years ended Dec. 31, 1999, 1998 and 1997.
         Statements of Cash Flows for years ended Dec. 31, 1999, 1998 and 1997. Notes to Financial Statements.
         Report of Independent Auditors dated February 3, 2000.

(b)      Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

2.       Not applicable.

3. Variable Annuity and Life Insurance Distribution and Administrative Services Agreement, dated April 10, 1997, is filed electronically as
         Exhibit 3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as Exhibit 4.1 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.3 Form of Group Deferred Annuity Contract (form 38501 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.1 Form of Group Deferred Variable Annuity Application (form 32041 10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.2      Amended By-Laws of American Centurion Life, filed electronically as
         Exhibit 6.2 to Registrant's Initial Registration Statement
         No. 333-00041, is incorporated herein by reference.

6.3      Emergency By-Laws of American Centurion Life, filed electronically as
         Exhibit 6.3 to Registrant's Initial Registration Statement
         No. 333-00041, is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement
         No. 333-00041, is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement
         No. 333-00041, is incorporated herein by reference.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041, is incorporated by reference.

14.1 Power of Attorney to sign this Registration Statement dated April 14, 1999, filed electronically as Exhibit 14 to Post-Effective Amendment No. 4 to Registration Statement No. 333-00041, is incorporated herein by reference.

14.2 Power of Attorney to sign this Registration Statement dated April 21, 2000, filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Centurion Life
Assurance Company)


Name                                  Principal Business Address               Positions and Offices with
                                                                               Depositor
------------------------------------- ---------------------------------------- -----------------------------------

Timothy V. Bechtold                   200 AXP Financial Center                 Director and President
                                      Minneapolis, MN  55474

Maureen A. Buckley                    200 AXP Financial Center                 Director, Vice President, Chief
                                      Minneapolis, MN  55474                      Operating Officer and Consumer
                                                                                  Affairs Officer

Rodney P. Burwell                     200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

John R. Cattau                        American Express Tower                   Director
                                      World Financial Center
                                      New York, NY  10285

James E. Choat                        200 AXP Financial Center                 Executive Vice
                                      Minneapolis, MN  55474                      President-Institutional
                                                                                  Products Group

Robert R. Grew                        200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      200 AXP Financial Center                 Vice President-Investments
                                      Minneapolis, MN  55474

Jeffrey S. Horton                     200 AXP Financial Center                 Vice President and Treasurer
                                      Minneapolis, MN  55474

Jean B. Keffeler                      200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Richard W. Kling                      200 AXP Financial Center                 Director and Chairman of the Board
                                      Minneapolis, MN  55474

Eric L. Marhoun                       200 AXP Financial Center                 General Counsel and Secretary
                                      Minneapolis, MN  55474

Thomas R. McBurney                    200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Edward J. Muhl                        200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Stephen P. Norman                     200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Richard M. Starr                      200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     200 AXP Financial Center                 Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

               American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express). The following list includes the names of major subsidiaries of American Express.


                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware

                                                                                        Jurisdiction of




     Name of Subsidiary                                                                 Incorporation

     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

         As of March 31, 2000, there were 9 contract owners of qualified Privileged Assets(R) Select Annuity contracts and 174 contract owners of non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.


(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial
                                      Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29 (c).

                       Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
American Express        $673,812              $6,481               None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a) (b) & (c)     These undertakings were filed with
                                    Registrant's Initial Registration Statement,
                                    File No. 333-00041.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2000.


                                    ACL VARIABLE ANNUITY ACCOUNT 1
                                                     (Registrant)

                                    By American Centurion Life Assurance Company
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                            Timothy V. Bechtold
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                                            Title

/s/  Timothy V. Bechtold*                            Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                             Director, Vice President,
     Maureen A. Buckley                              Chief Operating Officer,
                                                     Consumer Affairs Officer
                                                     and Claims Officer

/s/  Rodney P. Burwell*                              Director
     Rodney P. Burwell

/s/  John R. Cattau*                                 Director
     John R. Cattau

/s/  Robert R. Grew*                                 Director
     Robert R. Grew

/s/  Jeffrey S. Horton*                              Vice President &
     Jeffrey S. Horton                               Treasurer

/s/  Jean B. Keffeler*                               Director
     Jean B. Keffeler

/s/  Richard W. Kling*                               Director and Chairman of
     Richard W. Kling                                the Board

/s/  Thomas R. McBurney*                             Director
     Thomas R. McBurney

/s/  Edward J. Muhl*                                 Director
     Edward J. Muhl

Signature                                            Title

/s/  Thomas V. Nicolosi*                             Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                              Director
     Stephen P. Norman

/s/  Richard Starr*                                  Director
     Richard Starr

/s/  Philip C. Wentzel**                             Vice President and
     Philip C. Wentzel                               Controller

/s/  Michael R. Woodward*                            Director
     Michael R. Woodward


*Signed pursuant to Power of Attorney dated April 14, 1999, filed electronically as Exhibit 14 to Post-Effective Amendment No. 4,



By  /s/   Mary Ellyn Minenko
          Mary Ellyn Minenko


**Signed   pursuant  to  Power  of  Attorney   dated  April  21,   2000,   filed
electronically herewith.



By  /s/   Mary Ellyn Minenko
          Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

         Exhibits.